Quarterly Holdings Report
for
Fidelity® Global Equity Income Fund
January 31, 2022
GED-NPRT1-0422
1.938168.109
Common Stocks - 95.4%
	Shares	Value ($)
Bailiwick of Guernsey - 0.5%
Amdocs Ltd.	11,480	871,217
Bailiwick of Jersey - 0.7%
Experian PLC	6,300	263,138
WPP PLC	69,991	1,097,496
TOTAL BAILIWICK OF JERSEY		1,360,634
Belgium - 0.5%
KBC Groep NV	8,229	715,671
UCB SA	2,785	277,122
TOTAL BELGIUM		992,793
Bermuda - 0.2%
Hiscox Ltd.	23,574	309,866
Brazil - 0.5%
Equatorial Energia SA	197,401	853,529
Canada - 4.8%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	27,266	1,099,735
Canadian Natural Resources Ltd.	29,116	1,481,053
Constellation Software, Inc.	414	713,048
George Weston Ltd.	1,000	109,051
Imperial Oil Ltd.	36,452	1,491,459
Lundin Mining Corp.	50,743	422,742
Nutrien Ltd.	4,553	317,992
Open Text Corp.	19,481	932,403
Shaw Communications, Inc. Class B	22,993	685,367
Suncor Energy, Inc.	54,843	1,567,004
TOTAL CANADA		8,819,854
Cayman Islands - 1.1%
51job, Inc. sponsored ADR (a)	7,000	352,800
HKBN Ltd.	1,205,324	1,513,732
SITC International Holdings Co. Ltd.	61,738	235,319
TOTAL CAYMAN ISLANDS		2,101,851
China - 0.7%
Kweichow Moutai Co. Ltd. (A Shares)	3,111	930,679
TravelSky Technology Ltd. (H Shares)	187,291	350,991
TOTAL CHINA		1,281,670
Denmark - 0.1%
A.P. Moller - Maersk A/S Series B	45	161,647
Finland - 0.9%
Elisa Corp. (A Shares)	28,941	1,700,047
France - 4.2%
Capgemini SA	9,411	2,115,746
Edenred SA	8,500	365,095
Elior SA (a)(b)	23,500	141,755
LVMH Moet Hennessy Louis Vuitton SE	2,236	1,836,600
Sanofi SA	15,563	1,627,299
Teleperformance	1,414	532,497
Vicat SA	8,878	367,907
VINCI SA	6,678	731,953
TOTAL FRANCE		7,718,852
Germany - 2.2%
Deutsche Post AG	20,153	1,212,820
Deutsche Telekom AG	36,987	698,277
DWS Group GmbH & Co. KGaA (b)	12,852	517,343
Linde PLC	2,722	865,650
Siemens AG	4,648	737,969
TOTAL GERMANY		4,032,059
Hong Kong - 0.6%
AIA Group Ltd.	104,820	1,094,301
India - 1.9%
HDFC Bank Ltd. sponsored ADR	6,442	442,114
Petronet LNG Ltd.	163,812	471,219
Redington (India) Ltd.	170,072	372,343
Reliance Industries Ltd.	67,170	2,166,055
TOTAL INDIA		3,451,731
Indonesia - 0.3%
PT Bank Central Asia Tbk	978,820	520,632
Ireland - 2.5%
Accenture PLC Class A	7,673	2,713,019
Johnson Controls International PLC	10,568	767,977
Linde PLC	3,300	1,051,644
TOTAL IRELAND		4,532,640
Japan - 5.8%
Daiichikosho Co. Ltd.	21,242	601,916
FUJIFILM Holdings Corp.	6,722	450,616
Fujitsu Ltd.	3,100	409,815
Hitachi Ltd.	21,281	1,106,102
Hoya Corp.	13,915	1,804,335
Inaba Denki Sangyo Co. Ltd.	26,758	620,094
Jm Holdings Co. Ltd.	17,921	253,639
Minebea Mitsumi, Inc.	31,856	779,535
NSD Co. Ltd.	15,451	263,901
Renesas Electronics Corp. (a)	47,000	539,410
Roland Corp.	12,099	461,525
Sony Group Corp.	21,143	2,365,235
Toyota Motor Corp.	52,055	1,028,772
TOTAL JAPAN		10,684,895
Kenya - 0.4%
Safaricom Ltd.	2,308,925	749,994
Korea (South) - 1.4%
Samsung Electronics Co. Ltd.	42,073	2,616,544
Luxembourg - 0.3%
B&M European Value Retail SA	79,620	609,700
Netherlands - 1.8%
Airbus Group NV (a)	8,488	1,083,860
Koninklijke Philips Electronics NV	17,211	572,494
NXP Semiconductors NV	7,553	1,551,688
TOTAL NETHERLANDS		3,208,042
New Zealand - 0.4%
Auckland International Airport Ltd. (a)	168,058	797,754
South Africa - 0.0%
Thungela Resources Ltd. (a)	1,160	6,950
Spain - 1.9%
Aena SME SA (a)(b)	10,234	1,653,636
Amadeus IT Holding SA Class A (a)	27,060	1,860,652
TOTAL SPAIN		3,514,288
Sweden - 0.4%
EQT AB	4,700	184,177
HEXPOL AB (B Shares)	51,640	616,154
TOTAL SWEDEN		800,331
Switzerland - 3.4%
Barry Callebaut AG	117	268,589
Chubb Ltd.	2,399	473,275
Nestle SA (Reg. S)	12,781	1,650,518
Roche Holding AG (participation certificate)	6,063	2,346,377
Sika AG	4,504	1,575,834
TOTAL SWITZERLAND		6,314,593
Taiwan - 2.4%
International Games Systems Co. Ltd.	18,681	483,086
MediaTek, Inc.	14,000	556,509
Poya International Co. Ltd.	30	458
Taiwan Semiconductor Manufacturing Co. Ltd.	144,648	3,347,198
TOTAL TAIWAN		4,387,251
United Kingdom - 7.5%
Anglo American PLC (United Kingdom)	24,266	1,069,779
AstraZeneca PLC sponsored ADR	33,157	1,930,069
Compass Group PLC	105,969	2,408,427
Cranswick PLC	8,892	440,644
Diageo PLC	33,535	1,692,223
Electrocomponents PLC	21,400	324,014
Informa PLC (a)	259,089	1,959,846
JD Sports Fashion PLC	233,460	598,631
Reckitt Benckiser Group PLC	13,555	1,098,256
RELX PLC (London Stock Exchange)	49,320	1,517,103
Starling Bank Ltd. Series D (a)(c)(d)	48,600	149,026
WH Smith PLC (a)	25,975	582,762
TOTAL UNITED KINGDOM		13,770,780
United States of America - 48.0%
AbbVie, Inc.	12,996	1,779,022
Albertsons Companies, Inc.	4,500	126,675
Ameren Corp.	11,853	1,051,835
American Tower Corp.	6,132	1,542,198
AMETEK, Inc.	3,998	546,806
Amgen, Inc.	8,956	2,034,266
Apple, Inc.	55,444	9,690,499
Bank of America Corp.	44,068	2,033,298
BJ's Wholesale Club Holdings, Inc. (a)	21,578	1,326,400
BlackRock, Inc. Class A	1,537	1,264,859
Bristol-Myers Squibb Co.	26,808	1,739,571
Burlington Stores, Inc. (a)	1,300	308,009
Capital One Financial Corp.	12,643	1,855,107
Cisco Systems, Inc.	24,607	1,369,872
Citigroup, Inc.	19,307	1,257,272
Comcast Corp. Class A	28,458	1,422,615
Costco Wholesale Corp.	2,564	1,295,153
Crane Co.	4,617	477,906
Crown Holdings, Inc.	6,375	729,300
Danaher Corp.	8,452	2,415,497
Digital Realty Trust, Inc.	4,807	717,349
Dominion Energy, Inc.	11,868	957,273
Eli Lilly & Co.	7,882	1,934,164
Exxon Mobil Corp.	15,883	1,206,473
Fortive Corp.	7,541	531,942
General Electric Co.	10,474	989,584
Gilead Sciences, Inc.	10,106	694,080
Hartford Financial Services Group, Inc.	8,104	582,434
Hess Corp.	7,661	707,034
JPMorgan Chase & Co.	14,320	2,127,952
Keurig Dr. Pepper, Inc.	19,979	758,203
Kohl's Corp.	16,790	1,002,531
Lamar Advertising Co. Class A	12,649	1,401,003
Lowe's Companies, Inc.	6,498	1,542,300
M&T Bank Corp.	6,886	1,166,351
Merck & Co., Inc.	10,706	872,325
Microsoft Corp.	24,515	7,623,675
Mondelez International, Inc.	13,822	926,489
MSCI, Inc.	1,075	576,329
NextEra Energy, Inc.	17,266	1,348,820
Northrop Grumman Corp.	1,947	720,195
NRG Energy, Inc.	14,467	577,667
Packaging Corp. of America	6,884	1,036,937
PG&E Corp. (a)	15,269	195,291
Phillips 66 Co.	7,758	657,801
PNC Financial Services Group, Inc.	6,052	1,246,651
Procter & Gamble Co.	13,395	2,149,228
PVH Corp.	4,823	458,233
Roper Technologies, Inc.	1,373	600,221
T-Mobile U.S., Inc. (a)	11,239	1,215,723
Tapestry, Inc.	21,112	801,200
Target Corp.	3,948	870,258
Tempur Sealy International, Inc.	12,104	481,860
The Coca-Cola Co.	36,781	2,244,009
The Travelers Companies, Inc.	6,485	1,077,677
The Walt Disney Co. (a)	8,637	1,234,832
United Parcel Service, Inc. Class B	7,182	1,452,272
UnitedHealth Group, Inc.	4,861	2,297,163
Valero Energy Corp.	9,922	823,228
Verizon Communications, Inc.	19,615	1,044,106
Vistra Corp.	35,236	768,497
Walmart, Inc.	6,896	964,130
Watsco, Inc.	410	115,850
WEC Energy Group, Inc.	5,884	570,983
Wells Fargo & Co.	53,362	2,870,876
TOTAL UNITED STATES OF AMERICA		88,407,359
TOTAL COMMON STOCKS (Cost $144,464,680)		175,671,804

Money Market Funds - 4.4%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (e) (Cost $8,025,664)	8,024,060	8,025,664

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $152,490,344)	183,697,468
NET OTHER ASSETS (LIABILITIES) - 0.2%	353,507
NET ASSETS - 100.0%	184,050,975

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,312,734 or 1.3% of net assets.

(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $149,026 or 0.1% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Starling Bank Ltd. Series D	6/18/21	86,891

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	3,966,178	22,507,548	18,448,062	662	4	(4)	8,025,664	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	659,698	337,810	997,508	48	-	-	-	0.0%
Total	4,625,876	22,845,358	19,445,570	710	4	(4)	8,025,664

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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